Employee Benefits	12 Months Ended
Oct. 31, 2011
Employee Benefits [Abstract]
Employee Benefits
23.	Employee Benefits

The Company sponsors various post-employment benefit plans including defined benefit and contribution pension plans, retirement compensation arrangements, and plans that provide extended health care coverage to retired employees.

Defined benefit pension plans
The Company sponsors defined benefit pension plans for certain employees in Canada and the U.S.. The Canadian plan is based on the highest three or six average consecutive years of wages and requires employee contributions. The U.S. plan is based on the participants' 60 highest consecutive months of compensation and their years of service. The pension plan in the U.S. is related to MDS Pharma Services and the Company has retained this pension plan subsequent to the sale of Early Stage.

All plans are funded and the Company uses an October 31st measurement date for its plans. The most recent actuarial valuation for the Nordion pension plan for funding purposes was as of January 1, 2011. Based on this actuarial valuation, the Company expects funding requirements of approximately $11 million, including approximately $3 million of current service cost contributions, in each of the next five years to fund the solvency deficit. This is primarily a result of a decline in real interest rates although asset values have increased. The actual funding requirements over the five-year period will be dependent on subsequent annual actuarial valuations. These amounts are estimates, which may change with actual investment performance, changes in interest rates, any pertinent changes in government regulations, and any voluntary contributions.

The Company's defined benefit pension liability in Belgium was assumed by Best Medical upon the completion of the sale of MDS Nordion S.A. (Belgium) on March 31, 2011 (Note 3) and, accordingly, is reported as discontinued operations.

The components of net periodic pension (income) cost for these plans for fiscal 2011, 2010 and 2009 are as follows:

	Domestic Plan			International Plan
Years ended October 31	2011	2010	2009	2011	2010	2009
Components of net periodic pension cost
Service cost	$2,719	$1,980	$1,352	$-	$97	$196
Interest cost	11,994	12,045	10,291	610	689	734
Expected return on plan assets	(16,044)	(15,579)	(13,215)	(706)	(687)	(676)
Recognized actuarial (gain) loss	-	-	(961)	258	344	198
Net periodic pension (income) cost (a)	$(1,331)	$(1,554)	$(2,533)	$162	$443	$452

The following weighted average assumptions are used in the determination of the net periodic benefit (income) cost and the projected benefit obligation:

	Domestic Plan			International Plan
Years ended October 31	2011	2010	2009	2011	2010	2009
Projected benefit obligation
Discount rate	5.40%	5.40%	6.50%	4.50%	5.24%	5.75%
Expected return on plan assets	6.00%	6.50%	6.90%	8.00%	8.00%	8.00%
Rate of compensation increase	3.50%	3.50%	3.75%	n/a	n/a	4.50%
Benefit cost
Discount rate	5.40%	6.50%	7.25%	5.24%	5.75%	7.50%
Expected return on plan assets	6.50%	6.90%	6.75%	8.00%	8.00%	8.00%
Rate of compensation increase	3.50%	3.75%	3.75%	n/a	4.50%	4.50%

Discount rate assumptions have been, and continue to be, based on the prevailing long-term, market interest rates at the measurement date.

The changes in the projected benefit obligation, fair value of plan assets, and the funded status of the plans are as follows:

	Domestic Plan		International Plan
As of October 31	2011	2010	2011	2010
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$215,167	$178,296	$11,720	$13,021
Service cost - pension	3,910	3,135	-	966
Interest cost	11,994	12,045	610	689
Benefits paid	(8,224)	(7,661)	(649)	(819)
Actuarial loss	1,621	18,124	1,248	689
Curtailment gain(a)	-	-	-	(1,957)
Foreign currency exchange rate changes	4,981	11,228	-	(869)
Projected benefit obligation, end of year	229,449	215,167	12,929	11,720
Change in fair value of plan assets
Fair value of plan assets, beginning of year	224,111	191,867	8,826	8,184
Actual return on plan assets	10,252	20,594	703	1,355
Benefits paid	(8,224)	(7,661)	(649)	(819)
Employer contributions	6,681	6,222	118	106
Employee contributions	1,191	1,133	-	-
Foreign currency exchange rate changes	5,186	11,956	-	-
Fair value of plan assets, end of year	239,197	224,111	8,998	8,826

Funded status – over/(under) at end of year	$9,748	$8,944	$(3,931)	$(2,894)

(a) On March 5, 2010, the Company completed the sale of Early Stage (Note 3), which resulted in the termination of employees' services earlier than expected in the U.S. plan. A curtailment gain of $2.0 million is recorded for the year ended October 31, 2010, which is included in “Total comprehensive loss” in the consolidated statements of shareholders' equity and comprehensive loss and reduces the projected benefit obligation by $2.0 million as of October 31, 2010.

The funded status, measured as the difference between the fair value of plan assets and the projected benefit obligation, for the Canadian plan is included in other long-term assets (Note 9) and the funded status of the U.S. plan is included in other long-term liabilities (Note 14) in the consolidated statements of financial position.

A reconciliation of the funded status to the net plan assets (liabilities) recognized in the consolidated statements of financial position is as follows:
	Domestic Plan		International Plan
As of October 31	2011	2010	2011	2010
Projected benefit obligation	$229,449	$215,167	$12,929	$11,720
Fair value of plan assets	239,197	224,111	8,998	8,826
Plan assets in excess of (less than) projected benefit obligation	9,748	8,944	(3,931)	(2,894)
Unrecognized net actuarial loss	30,212	22,635	5,268	4,275
Net amount recognized at year end	$39,960	$31,579	$1,337	$1,381

Long-term pension plan assets	$9,748	$8,944	$-	$-
Non-current liabilities	-	-	(3,931)	(2,894)
Accumulative other comprehensive loss	30,212	22,635	5,268	4,275
Net amount recognized at year end	$39,960	$31,579	$1,337	$1,381

The following table illustrates the amounts in accumulated other comprehensive income that have not yet been recognized as components of pension expense:

As of October 31	2011	2010
Net actuarial loss	$35,480	$26,910
Deferred income taxes	(8,847)	(6,992)
Accumulated other comprehensive loss - net of tax	$26,633	$19,918

The weighted average asset allocation of the Company's pension plans is as follows:

	Target	Domestic Plan		International Plan
Asset Category		2011	2010	2011	2010
Cash	0.0%	0.1%	0.1%	0.0%	0.6%
Fixed income	44.0%	48.2%	44.9%	100.0%	31.2%
Equities	56.0%	51.7%	55.0%	0.0%	68.2%
Total	100.0%	100.0%	100.0%	100.0%	100.0%

The Company maintains target allocation percentages among various asset classes based on investment policies established for the pension plans, which are designed to maximize the total rate of return (income and appreciation) after inflation, within the limits of prudent risk taking, while providing for adequate near-term liquidity for benefit payments. The Company's expected return on asset assumptions are derived from studies conducted by actuaries and investment advisors. The studies include a review of anticipated future long-term performance of individual asset classes and consideration of the appropriate asset allocation strategy given the anticipated requirements of the plans to determine the average rate of earnings expected on the funds invested to provide for the pension plans benefits. While the study gives appropriate consideration to recent fund performance and historical returns, the assumption is primarily a long-term, prospective rate.

The following table provides a basis of fair value measurement for plan assets held by the Company's pension plans that are measured at fair value on a recurring basis. See also the discussion of fair value hierarchy in Note 17.

As of October 31, 2011	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$191	$-	$-	$191
Debt securities	-	115,269	-	115,269
Equity securities	-	132,735	-	132,735
Other	-	-	-	-
Total	$191	$248,004	$-	$248,195

Expected future benefit payments are as follows:

Years ended October 31	Domestic Plan	International Plan
2012	$9,005	$485
2013	9,521	500
2014	10,075	541
2015	10,813	559
2016	11,412	590
2017 – 2021	65,709	3,840
	$116,535	$6,515

Other benefit plans
Other benefit plans include a supplemental retirement arrangement, a retirement/termination allowance and post-retirement benefit plans, which include contributory health and dental care benefits and contributory life insurance coverage. All non-pension post-employment benefit plans are unfunded.

The components of net periodic cost for these plans are as follows:

Years ended October 31	2011	2010	2009
Components of net periodic cost
Current service cost	$191	$276	$162
Interest cost	768	790	734
Recognized actuarial (gain) loss	(229)	348	(416)
Recognized past service cost	(50)	(48)	(42)
Curtailment gain recognized	-	(486)	-
Net periodic cost	$680	$880	$438

The weighted average assumptions used to determine the net periodic pension cost and projected benefit obligation for these plans are as follows:

Years ended October 31	2011	2010	2009
Projected benefit obligation
Discount rate	5.11%	5.13%	6.09%
Rate of compensation increase	3.91%	3.96%	4.12%
Initial health care cost trend rate	9.06%	9.10%	9.12%
Ultimate health care cost trend rate	4.50%	4.50%	4.85%
Years until ultimate trend rate is reached	10	11	13
Benefit cost
Discount rate	5.16%	6.08%	7.15%
Rate of compensation increase	3.86%	4.05%	4.12%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have had the following impact in fiscal 2011:

	1% Increase	1% Decrease
Change in net benefit cost	$85	$(69)
Change in projected benefit obligation	$1,180	$(976)

The changes in the projected benefit obligation and the funded status of the plans are as follows:

As of October 31	2011	2010
Change in projected benefit obligation
Projected benefit obligation – beginning of year	$15,251	$12,801
Service cost	191	276
Interest cost	768	790
Benefits paid	(856)	(924)
Actuarial (gain) loss	(1,398)	1,992
Curtailment gain	-	(487)
Foreign currency exchange rate changes	372	803
Projected benefit obligation – end of year	$14,328	$15,251

Funded status – under at end of year	$(14,328)	$(15,251)

A reconciliation of the funded status to the net plan liabilities recognized in the consolidated statements of financial position is as follows:

As of October 31	2011	2010
Projected benefit obligation	$(14,328)	$15,251
Fair value of plan assets	-	-
Plan assets less than projected benefit obligation	(14,328)	(15,251)
Unrecognized actuarial gains	(2,097)	(811)
Unrecognized past service costs	(282)	(324)
Net amount recognized at year end	$(16,707)	$(16,386)

Non-current liabilities	$(14,328)	$(15,251)
Accumulative other comprehensive income	(2,379)	(1,135)
Net amount recognized at year end	$(16,707)	$(16,386)

The other benefit plan liabilities related to continuing operations are included within other long-term liabilities (Note 14).

As of October 31, 2011, the unrecognized actuarial gains and past service costs of $2.4 million (October 31, 2010 ― $1.1 million), net of tax of $0.6 million (October 31, 2010 ― $0.3 million) are included in accumulated other comprehensive income.

Based on the actuarial assumptions used to develop the Company's benefit obligations as of October 31, 2011, the following benefit payments are expected to be made to plan participants:

Years ended October 31
2012	$723
2013	697
2014	762
2015	827
2016	841
2017 ― 2021	5,018
Total	$8,868

During fiscal 2012, the Company expects to contribute approximately $2.6 million and $0.7 million to the Company's pension plans and other benefit plans, respectively.

During fiscal 2011, the Company contributed $1.2 million to defined contribution pension plans on behalf of its employees (2010 ― $3.5 million; 2009 ― $7.6 million).